Cover	May 31, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 31, 2024
Entity File Number	001-42103
Entity Registrant Name	Kindly MD, Inc.
Entity Central Index Key	0001946573
Entity Tax Identification Number	84-3829824
Entity Address, Address Line One	5097 South 900 East
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84117
City Area Code	(385)
Local Phone Number	388-8220
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.001 per share
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	KDLY
Security Exchange Name	NASDAQ
Tradeable Warrants to purchase shares of Common Stock, par value $0.001 per share
Title of 12(b) Security	Tradeable Warrants to purchase shares of Common Stock, par value $0.001 per share
Trading Symbol	KDLYW
Security Exchange Name	NASDAQ